Financial Instruments with Preferred Rights - Movements of Financial Instruments with Preferred Rights (Details) - Financial instruments with preferred rights $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Financial Instruments [Line Items]
Beginning balance	$ 317,473
Change in fair value recognized in profit or loss	103,983
Change in fair value due to foreign currency translation recognized in other comprehensive income	0
Converted to ordinary shares upon IPO	(421,456)
Ending balance	$ 0